Common Stock (Details) - USD ($)				3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 15, 2025	Apr. 30, 2024	Apr. 23, 2024	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Equity [Line Items]
Ordinary shares, issued				15,737,452	15,737,452		11,917,452	9,627,452
Ordinary shares, outstanding				15,737,452	15,737,452		11,917,452	9,627,452
Issuance of ordinary shares			1,905,522
Ordinary share price (in Dollars per share)	$ 1.25					$ 1.25
Gross proceeds (in Dollars)	$ 4,700,000				$ 4,774,895		$ 2,343,792
Additional paid-in capital in private placements (in Dollars)							2,341,886
Carrying amount (in Dollars)				$ 15,737	15,737		11,917	9,627
Additional paid-in capital (in Dollars)				$ 40,982,060	$ 40,982,060		32,599,985	29,196,350
Additional paid-in capital in settle accrued payable (in Dollars)							349,491
Waived debts (in Dollars)							$ 712,258
Ordinary shares, authorized				100,000,000,000	100,000,000,000		100,000,000,000	100,000,000,000
Ordinary Shares [Member]
Equity [Line Items]
Issuance of ordinary shares	3,820,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, issued							11,917,452	9,627,452
Ordinary shares, outstanding							11,917,452	9,627,452
Issuance of ordinary shares				3,820,000	3,820,000		1,905,522
Ordinary share price (in Dollars per share)			$ 1.23
Gross proceeds (in Dollars)			$ 2,343,792
Additional paid-in capital in private placements (in Dollars)			$ 2,341,886
Share issue							384,478
Carrying amount (in Dollars)		$ 349,491
Ordinary Shares [Member] | Mr. Jun Liu [Member]
Equity [Line Items]
Share issue		384,478